BBH PACIFIC BASIN EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                October 31, 2000

Shares                                                                   Value
------                                                                   -----
            COMMON STOCKS (93.7%)
            AUSTRALIA (4.8%)
            BANKING
   99,800   National Australia Bank, Ltd. .....................     $  1,386,400
                                                                    ------------
            CONSUMER GOODS
  400,200   Coca-Cola Amatil, Ltd. ............................          814,631
                                                                    ------------
            SERVICES
  155,500   Lend Lease Corp. ..................................        1,820,428
                                                                    ------------
            TELECOMMUNICATIONS
  806,500   Cable and Wireless Optus* .........................        1,708,149
                                                                    ------------
            TOTAL AUSTRALIA ...................................        5,729,608
                                                                    ------------

            HONG KONG (6.0%)
            CONSUMER NON-DURABLES
  136,390   Asia Foods, Ltd.#* ................................          220,952
                                                                    ------------
            MULTI-INDUSTRY
  141,440   Hutchinson Whampoa, Ltd. ..........................        1,759,159
  952,800   Li & Fung, Ltd. ...................................        1,771,458
                                                                    ------------
                                                                       3,530,617
                                                                    ------------

            TELECOMMUNICATIONS
  527,300   China Telecom* ....................................        3,380,562
                                                                    ------------
            TOTAL HONG KONG ...................................        7,132,131
                                                                    ------------

            INDIA (3.0%)
            FINANCE
  556,347   Industrial Credit & Investment
              Corp. of India, Ltd. ............................          880,630
                                                                    ------------
            MATERIALS
  244,000   Indo Gulf Fertilisers and
              Chemicals Corp., Ltd. GDR+ ......................          225,700
  144,142   Reliance Industries, Ltd. .........................          932,792
    6,595   Reliance Industries, Ltd. GDR .....................           42,678
                                                                    ------------
                                                                       1,201,170
                                                                    ------------

            TELECOMMUNICATIONS
  300,000   MaHanagar Telephone ...............................          902,978
                                                                    ------------
            SERVICE
  100,000   Zee Telefilms, Ltd. ...............................          616,288
                                                                    ------------
            TOTAL INDIA .......................................        3,601,066
                                                                    ------------

            JAPAN (66.9%)
            BANKING
  887,000   Asahi Bank, Ltd. ..................................        3,494,846
      421   Mizuho Holdings, Inc.* ............................        3,236,533
  243,000   Sumitomo Trust and Banking Co., Ltd. ..............        2,950,245
                                                                    ------------
                                                                       9,681,624
                                                                    ------------

            CAPITAL GOODS/DURABLES
   83,000   Fujitsu, Ltd. .....................................        1,478,462
   51,000   Matsushita Electric
              Industrial Co., Ltd. ............................        1,481,376
  148,000   Matsushita Electric Works .........................        1,742,612
                                                                    ------------
                                                                       4,702,450
                                                                    ------------

            CHEMICALS
   42,000   Shin-Etsu Chemical Co. ............................        1,724,103
                                                                    ------------

            CONSUMER DISCRETIONARY
  160,000   Toppan Printing Co. ...............................        1,413,295
                                                                    ------------
            CONSUMER ELECTRONICS
   39,100   Sony Corp. ........................................        3,124,131
                                                                    ------------
            CONSUMER GOODS
  134,000   Kirin Brewery Co., Ltd. ...........................        1,397,279
  360,000   Nissan Motor Co. ..................................        2,470,701
                                                                    ------------
                                                                       3,867,980
                                                                    ------------

            CONSUMER NON-DURABLES
   44,000   Kao Corp. .........................................        1,318,367
   17,300   Nintendo Co., Ltd. ................................        2,861,273
                                                                    ------------
                                                                       4,179,640
                                                                    ------------

            ELECTRIC COMPONENTS
   16,300   Matsushita Communications
              Industrial Co., Ltd. ............................        2,135,795
   11,100   Rohm Co., Ltd. ....................................        2,798,012
                                                                    ------------
                                                                       4,933,807
                                                                    ------------

            FINANCE
   24,100   Acom Co., Ltd. ....................................        1,949,906
  135,000   Nomura Securities Co., Ltd. .......................        2,863,655
   24,280   Orix Corp. ........................................        2,547,359
                                                                    ------------
                                                                       7,360,920
                                                                    ------------

            MACHINERY/EQUIPMENT
  405,000   Mitsubishi Heavy Industries .......................        1,573,464
                                                                    ------------

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                          October 31, 2000 (continued)

 Shares                                                                  Value
 ------                                                                  -----
            JAPAN (continued)
            MATERIALS
  275,000   Kinden Corp. ......................................      $ 1,804,187
  488,000   Mitsubishi Materials Corp. ........................        1,435,360
  289,000   Sumitomo Chemical Co. .............................        1,424,676
  482,000   Sumitomo Metal & Mining Co. .......................        2,486,517
                                                                    ------------
                                                                       7,150,740
                                                                    ------------

            MEDIA
      193   Fuji Television Network ...........................        2,122,142
                                                                    ------------

            MULTI-INDUSTRY
   20,200   Softbank Corp. ....................................        1,212,352
  224,000   Sumitomo Corp. ....................................        1,970,404
                                                                    ------------
                                                                       3,182,756
                                                                    ------------

            PHARMACEUTICALS
   61,000   Kissei Pharmaceutical Co., Ltd. ...................        1,117,323
   57,000   Santen Pharmaceutical Co., Ltd. ...................        1,125,533
   48,000   Yamanouchi Pharmaceutical Co., Ltd. ...............        2,172,722
                                                                    ------------
                                                                       4,415,578
                                                                    ------------

            PRECISION INSTRUMENTS
   28,900   Hoya Corp. ........................................        2,388,583
                                                                    ------------

            REAL ESTATE
   25,800   Oriental Land Co., Ltd. ...........................        1,560,269
                                                                    ------------

            RETAIL
   48,000   Ito-Yokado Co., Ltd. ..............................        2,168,323
                                                                    ------------

            SERVICES
   85,000   Credit Saison Co., Ltd. ...........................        1,799,148
1,273,000   Kawasaki Kisen Kaisha, Ltd. .......................        2,286,233
  265,000   Toei Co. ..........................................        1,070,830
  324,000   Tokyu Corp. .......................................        1,674,403
                                                                    ------------
                                                                       6,830,614
                                                                    ------------

            TELECOMMUNICATIONS
      360   Nippon Telegraph & Telephone ......................        3,275,576
      122   NTT Docomo, Inc. ..................................        3,007,101
                                                                    ------------
                                                                       6,282,677
                                                                    ------------
            TRANSPORTATION
  221,000   Nippon Express Co. ................................        1,326,385
                                                                    ------------
            TOTAL JAPAN .......................................       79,989,481
                                                                    ------------

            SINGAPORE (8.3%)
            BANKING
  189,952   DBS Group Holdings, Ltd. ..........................        2,238,801
                                                                    ------------
            ELECTRIC COMPONENTS
   34,600   Chartered Semiconductors ADR* .....................        1,608,900
                                                                    ------------

            SERVICES
  185,200   Singapore Airlines ................................        1,855,902
                                                                    ------------
            TELECOMMUNICATIONS
  340,100   Datacraft Asia, Ltd.* .............................        2,329,685
1,187,000   Singapore Telecom .................................        1,966,731
                                                                    ------------
                                                                       4,296,416
                                                                    ------------
            TOTAL SINGAPORE ...................................       10,000,019
                                                                    ------------

            SOUTH KOREA (4.4%)
            ELECTRIC COMPONENTS
   25,935   Samsung Electronics Co., GDR ......................        3,249,000
                                                                    ------------
            FINANCE
   90,000   Samsung Securities ................................        1,629,890
                                                                    ------------
            TECHNOLOGY
   59,370   Hyundai Electrical Industries* ....................          364,832
                                                                    ------------
            TOTAL SOUTH KOREA .................................        5,243,722
                                                                    ------------

            TAIWAN (0.3%)
            ELECTRIC COMPONENTS
   55,000   Powerchip Semiconductor, Ord.* ....................          365,750
                                                                    ------------
            TOTAL TAIWAN ......................................          365,750
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                          October 31, 2000 (continued)

TOTAL INVESTMENTS (identified cost $108,383,453) (a) ..     93.7%   $112,061,777
CASH AND OTHER ASSETS LESS LIABILITIES ................      6.3       7,496,947
                                                           -----    ------------
NET ASSETS ............................................    100.0%   $119,558,724
                                                           =====    ============
----------
*     Non-income producing security.
+     Rule 144A security.
# Restricted security -- Total market value of the restricted security owned at October 31, 2000 was $220,952 or 0.2% of net assets. Acquired on December 13, 1999 at a cost of $220,952.
(a) The aggregate cost for federal income tax purposes is $109,614,934, the aggregate gross unrealized appreciation is $15,131,407, and the aggregate gross unrealized depreciation is $12,684,564, resulting in net unrealized appreciation of $2,446,843.

   The accompanying notes are an integral part of these financial statements.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 2000

ASSETS:
      Investments in securities, at value (identified
         cost $108,383,453) ...................................     $112,061,777
      Receivables for:
         Investments sold .....................................        1,916,007
         Contributions ........................................       10,286,982
         Dividends ............................................          177,430
                                                                    ------------
             Total Assets .....................................      124,442,196
                                                                    ------------
LIABILITIES:
      Due to bank (including $58,514 in foreign currency) .....        3,824,683
      Payables for:
         Withdrawals ..........................................          758,697
         Investment advisory fee ..............................          137,201
         Custody fee ..........................................          112,936
         Professional fees ....................................           36,500
         Administrative fee ...................................            7,388
         Board of Trustees' fee ...............................            6,067
                                                                    ------------
             Total Liabilities ................................        4,883,472
                                                                    ------------
NET ASSETS ....................................................     $119,558,724
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                             STATEMENT OF OPERATIONS
                                October 31, 2000

NET INVESTMENT LOSS:
      Income:
         Dividends and other income (net of foreign
           withholding taxes of $212,080) .....................    $  1,082,504
                                                                   ------------
      Expenses:
         Investment advisory fee ..............................         905,250
         Custody fee ..........................................         317,706
         Administrative fee ...................................          48,744
         Professional fees ....................................          40,112
         Board of Trustees' fee ...............................          19,061
         Miscellaneous expenses ...............................          14,346
                                                                   ------------
             Total Expenses ...................................       1,345,219
             Fees paid indirectly .............................         (16,616)
                                                                   ------------
             Net Expenses .....................................       1,328,603
                                                                   ------------
      Net Investment Loss .....................................        (246,099)
                                                                   ============

NET REALIZED AND UNREALIZED GAIN:
      Net realized gain on investments and foreign
        exchange transactions .................................       9,779,607
      Net change in unrealized appreciation on
        investments and foreign currency translations .........       3,670,320
                                                                   ------------
             Net Realized and Unrealized Gain .................      13,449,927
                                                                   ------------
      Net Increase in Net Assets Resulting from Operations ....    $ 13,203,828
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    For the
                                                                   year ended
                                                                October 31, 2000
                                                                ----------------
INCREASE IN NET ASSETS:
      Operations:
         Net investment loss ................................     $    (246,099)
         Net realized gain on investments and
           foreign exchange transactions ....................         9,779,607
         Net change in unrealized appreciation on
           investments and foreigncurrency translations .....         3,670,320
                                                                  -------------
           Net increase in net assets resulting from
             operations .....................................        13,203,828
                                                                  -------------
      Capital transactions:
         Proceeds from contributions ........................       276,934,912
         Fair value of withdrawals ..........................      (170,580,016)
                                                                  -------------
           Net increase in net assets resulting from
             capital transactions ...........................       106,354,896
                                                                  -------------
             Total increase in net assets ...................       119,558,724

NET ASSETS:
      Beginning of year .....................................                --
                                                                  -------------
      End of year ...........................................     $ 119,558,724
                                                                  =============

   The accompanying notes are an integral part of these financial statements.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                                                    For the
                                                                   year ended
                                                                October 31, 2000
                                                                ----------------
Total Return ................................................            (3.40)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted) ...................      $   119,559
Expenses as a percentage of average net assets:
    Expenses paid by Portfolio ..............................             0.95%
    Expense offset arrangement ..............................             0.01%
                                                                   -----------
        Total Expenses ......................................             0.96%

Ratio of net investment loss to average net assets ..........            (0.18)%
Portfolio turnover rate .....................................               76%

   The accompanying notes are an integral part of these financial statements.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. BBH Pacific Basin Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on November 1, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustee.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions. The Portfolio isolates that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at year end, arising from changes in the exchange rate.

                       BBH PACIFIC BASIN EQUITY PORTFOLIO

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. The Portfolio will be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for Federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of each Portfolio's average daily net assets. For the year ended October 31, 2000, the Portfolio incurred $905,250 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a sub administration services agreement with Signature Financial Group for which Signature Financial Group receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the year year ended October 31, 2000, the Portfolio incurred $48,744 for administrative services.

      Custody Agreement. The Portfolio has a custody agreement with Brown Brothers Harriman (the "Custodian") for which Brown Brothers Harriman receives a fee calculated and paid monthly. For the year ended October 31, 2000, the Portfolio incurred $317,706 for custody services. Custody fees for the Portfolio were reduced by $16,616, as a result of an expense offset arrangement with the Portfolio's custodian.

      Board of Trustees' Fee. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the year ended October 31, 2000, the Portfolio incurred $19,061 for the trustee fees.

      3. Investment Transactions. For year ended October 31, 2000, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $102,382,533 and $108,298,853, respectively. There were no purchases or sales of U.S. government obligations during the year.

                          INDEPENDENT AUDITORS' REPORT

Trustees and Investors
BBH Pacific Basin Equity Portfolio:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Pacific Basin Equity Portfolio as of October 31, 2000, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of BBH Pacific Basin Equity Portfolio at October 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 22, 2000